Condensed Consolidated Interim Statements of Financial Position (Current Period Unaudited) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents (note 4(a))	$ 15,056	$ 10,631
Investments (note 4(b))	550	798
Prepaid expenses and other assets	459	396
Total current assets	16,065	11,825
Non-current assets
Property and equipment	230	142
Total non-current assets	230	142
Total assets	16,295	11,967
Current liabilities
Accounts payable and accrued liabilities	2,370	1,765
Total current liabilities	2,370	1,765
Shareholders’ equity:
Common shares (note 6)	254,715	231,923
Stock options (note 7)	9,950	6,456
Contributed surplus	22,950	22,909
Accumulated other comprehensive loss	(4,298)	(4,298)
Deficit	(269,392)	(246,788)
Total shareholders’ equity	13,925	10,202
Total liabilities and shareholders’ equity	$ 16,295	$ 11,967